Employee Incentive and Retirement Plans - Schedule of Options Activity (Details) (10K) - LendingClub Corp [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock price	$ 5.25
Outstanding | shares	48,208,911
Granted | shares	7,482,011
Exercised | shares	(15,102,640)
Forfeited/Expired | shares	(9,919,105)
Outstanding | shares	30,669,177
Vested and expected to vest | shares	30,580,231
Exercisable | shares	20,105,340
Outstanding	$ 3.60
Granted	7.22
Exercised	0.90
Forfeited/Expired	6.78
Outstanding	4.79
Vested and expected to vest	4.78
Exercisable	$ 3.59
Outstanding at December 31, 2016	6 years 6 months 31 days
Vested and expected to vest at December 31, 2016	6 years 6 months 31 days
Exercisable at December 31, 2016	5 years 8 months 31 days
Outstanding at December 31, 2016 | $	$ 56,379
Vested and expected to vest at December 31, 2016 | $	56,385
Exercisable at December 31, 2016 | $	$ 52,886